Entities accounted under the equity method Principal joint ventures - Reconciliation of financial information for joint ventures by carrying value (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Joint Ventures And Associates [Line Items]
Net assets/(liabilities)	$ 57,965	$ 56,341
Deferred tax liabilities	2,635	$ 2,584
Deferred tax liabilities arising from Capital allowances	$ 252
Minera Escondida Ltda
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in joint venture (%)	30.00%	30.00%
Net assets/(liabilities)	$ 8,285	$ 8,432
Group’s ownership interest	2,486	2,530
Carrying value of Group’s interest	2,486	2,530
Investment in equity accounted units
Disclosure Of Joint Ventures And Associates [Line Items]
Deferred tax liabilities	$ 349	$ 354